Fair Value Measurement - Changes in Fair Value Levels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement
Asset transfers out of Level 1 into Level 2		$ 0
Asset transfers out of Level 2 into Level 1		0
Asset transfers into (out of) Level 3		$ 0
Liability transfers out of Level 1 into Level 2	$ 0
Liability transfers out of Level 2 into Level 1	0
Liability transfers into (out of) Level 3	$ 0